General and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States (“GAAP”) for complete financial statements.

The financial statements for the three and nine months ended September 30, 2015 and 2014 are unaudited. In the opinion of management, these financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations for such periods.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of the collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and other product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

These financial statements should be read in conjunction with the financial statements and notes thereto included in Holdings’ 2014 Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission on March 4, 2015.

Operating results for the three and nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.

Comparatives

Comparatives

On July 1, 2015, Holdings sold its vehicle electronics product line (“Wells”) to NGK Spark Plug Co., Ltd. (“NGK”). Wells has been classified as a discontinued operation as the disposal is a major part of Holdings’ operations and financial results, the disposal represents a strategic shift and qualifies for presentation as discontinued operations. Accordingly, the presentation of the interim unaudited condensed consolidated statements of comprehensive income (loss) has been revised as if Wells had been discontinued for the three and nine months ended September 30, 2014. In addition, the assets and liabilities related to Wells have been presented as discontinued assets and discontinued liabilities in the interim unaudited condensed consolidated balance sheet as of December 31, 2014. Holdings has elected to not revise the interim unaudited condensed consolidated statements of cash flows to split operating, investing and financing activities between continuing and discontinued operations, but instead provide certain required cash flow information. See Note 2 for further information.

During the three and nine months ended September 30, 2015, certain adjustments related to prior period financial statements were made in relation to current and deferred income tax expense. The correction of these items increased income tax expense and net loss from continuing operations by $3.1 million for the three and nine months ended September 30, 2015. The adjustments had no impact on cash flows. The adjustments did not have a material impact on previously issued financial statements, including quarterly periods, are not material to the financial statements for the three and nine months ended September 30, 2015, and are not expected to be material to the financial statements for the year ending December 31, 2015.

Certain comparative balances in the interim unaudited condensed consolidated statement of cash flow for the nine months ended September 30, 2014 have been reclassified to conform to the current method of presentation.

Recently Adopted Accounting Guidance	Recently Adopted Accounting Guidance Holdings did not adopt any new accounting guidance during the nine months ended September 30, 2015.
Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In April 2015, the FASB issued an amendment to simplify the presentation of debt issuance costs. Under the new guidance, debt issuance costs will be reported on the balance sheet as a direct deduction from the face amount of the debt, instead of as a separate asset. The amendment is effective for public entities for fiscal years and interim periods within those years, beginning after December 15, 2015. At September 30, 2015 and December 31, 2014, the adoption of this guidance would have reduced both total assets and total liabilities by $9.3 million and $11.6 million, respectively.

In August 2015, the FASB issued an amendment to simplify the accounting for inventory. Under the new guidance, inventory is required to be measured using the lower of cost and net realizable value. The amendment is effective for public entities for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Holdings is currently evaluating the new standard, but management does not expect the adoption of this guidance to have a material impact on the financial statements of Holdings.